Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Operating activities:
Net loss for the year	$ (177,716)	$ (173,494)	[1]
Adjustments for:
Depreciation and amortization	13,527	13,773
Deferred gain amortization	(417)	(416)
Impairment loss on trade receivables	1,537	73
Inventory impairment and onerous contracts provision adjustments	14,978	7,513
Unrealized (gain) loss on forward contracts	(1,296)	862
Equity in loss of investment in joint venture and associates	10,131	11,617	[1]
Net decrease in fair value of investments	12,897	16,877
De-recognition of lease	120	0
Impairment charges on property, plant and equipment	967	7	[1]
Impairment charges on intangible assets	2,266	13,017
Impairment charges on Goodwill	23,991	0
Recovery on settlement of contingent consideration	0	(9,891)
Accretion (dilution) on decommissioning liabilities	532	(73)
Employee future benefits	48	82
Employee future benefits plan contributions	(8)	(7)
Share-based compensation	10,959	9,408
Deferred income tax recovery	0	(3,578)
Total adjustments	(87,484)	(114,230)
Changes in non-cash working capital:
Trade and other receivables	(12,913)	(2,945)
Inventories	(898)	(11,145)
Prepaid expenses and other current assets	76	(1,668)
Trade and other payables	(3,580)	(718)
Deferred revenue	(3,442)	(4,079)
Warranty provision	3,671	2,614
Changes in non-cash working capital:	(17,086)	(17,941)
Cash used in operating activities	(104,570)	(132,171)
Investing activities:
Net decrease in short-term investments	0	1,010
Contributions to long-term investments	(11,911)	(17,913)
Recovery of contributions to long-term investments	1,000	0
Additions to property, plant and equipment	(41,214)	(33,932)
Investment in intangible assets	(154)	(550)
Investment in joint venture and associates	0	(9,272)
Consideration paid related to acquisition	(2,000)	(14,900)
Cash used in investing activities	(54,279)	(75,557)
Financing activities:
Principal payments of lease liabilities	(4,013)	(3,322)
Net proceeds on issuance of share capital from share option exercises	335	916
Cash used in financing activities	(3,678)	(2,406)
Effect of exchange rate fluctuations on cash and cash equivalents held	(73)	(31)
Decrease in cash and cash equivalents	(162,600)	(210,165)
Cash and cash equivalents, beginning of year	913,730	1,123,895
Cash and cash equivalents, end of year	$ 751,130	$ 913,730

[1]	Comparative information has been restated due to a discontinued operation (note 7).